WARRANT DERIVATIVE LIABILITY - Summary of Warrant Derivative Liability (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($) shares
Warrant Derivative Liability
Number of Warrants, Opening Balance | shares	28,969,670
Number of Warrants, Exercised | shares	(8,000,000)
Number of Warrants, Items that were classified to net loss:
Number of Warrants, Expired | shares	(1,377,278)
Number of Warrants, Foreign exchange adjustment
Number of Warrants, Fair value adjustment
Number of Warrants, Loss on change in fair value of derivative warrants
Number of Warrants, Ending Balance | shares	19,592,392
Fair value derivative warrant liability, Opening Balance	$ 36,317
Fair value derivative warrant liability, Exercised	(15,722)
Fair value derivative warrant liability, Items that were classified to net loss:
Fair value derivative warrant liability, Expired	(120)
Fair value derivative warrant liability, Foreign exchange adjustment during the period	43
Fair value derivative warrant liability, Fair value adjustment during the period	3,054
Fair value derivative warrant liability, Loss on change in fair value of derivative warrants	3,131
Fair value derivative warrant liability, Ending Balance	$ 23,649